Related Parties (Details) - Schedule of rights and obligations - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Parent
Accounts receivable	S/ 1,858	S/ 1,314
Accounts payable	2,686	143
Inversiones ASPI S.A. [Member]
Parent
Accounts payable	5	105
Parent [member]
Parent
Accounts payable	5	105
Fosfatos del Pacífico S.A. [Member]
Parent
Accounts receivable	1,123	1,039
Accounts payable	461	37
Compañía Minera Ares S.A.C. [Member]
Parent
Accounts receivable	564	199
Accounts payable	2,220
Fossal S.A. [Member]
Parent
Accounts receivable	75	12
Other [Member]
Parent
Accounts receivable	96	64
Accounts payable		1
Other related parties [member]
Parent
Accounts receivable	1,858	1,314
Accounts payable	S/ 2,681	S/ 38